Game operation cost	6 Months Ended
Jun. 30, 2025
Game operation cost
Game operation cost

8.Game operation cost

Game operation cost consists of employee benefits expenses, technical support services and the depreciation and amortization of the relevant assets. The following table summarizes game operation cost for the three and six months ended June 30, 2025 and 2024.

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Employee benefits expenses	(14,601)	(16,112)	(7,335)	(7,764)
Technical support services	(11,165)	(7,386)	(5,835)	(3,851)
Depreciation and amortization	(2,094)	(1,710)	(1,051)	(780)
	(27,860)	(25,208)	(14,221)	(12,395)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.